INCOME TAX EXPENSE (RECOVERY) - Unrecognized deferred tax assets and liabilities and company's non-capital losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	$ 296.2	$ 422.5
Recognized in profit/loss	(76.4)	(149.7)
Recognized in OCI	(0.8)	9.5
Other	3.3	13.9
Balance at the end of the period	222.3	296.2
Unrecognized deferred tax assets and liabilities
Aggregated tempoarary differences associated with investments in subsidiaries	6,500.0	6,500.0
Deductible temporary differences	777.0	721.4
Tax losses	505.4	$ 458.5
Canada | 2018 - 2037
Non-capital losses that can be applied against future taxable profit
Unused tax losses	804.2
United States | 2018 - 2037
Non-capital losses that can be applied against future taxable profit
Unused tax losses	42.8
Chile | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	171.4
Mauritania | 2018 - 2021
Non-capital losses that can be applied against future taxable profit
Unused tax losses	21.2
Other | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	$ 59.9